Average Annual Total Returns - Europe 30 ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	STOXX Europe 50® Index OneYear		STOXX Europe 50® Index FiveYears		STOXX Europe 50® Index TenYears		ProFunds Europe 30® Index OneYear		ProFunds Europe 30® Index FiveYears		ProFunds Europe 30® Index TenYears
Total	(9.97%)	3.67%	2.21%	Mar. 15, 1999	(10.63%)	2.57%	1.05%	(5.62%)	2.63%	1.48%	(10.92%)	2.60%	1.20%	Mar. 15, 1999	2.18%	[1]	5.78%	[1]	4.30%	[1]	(8.84%)	[2]	1.74%	[2]	0.37%	[2]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes.